Artisan Global Equity Fund Expense Example - Artisan Global Equity Fund - ETF Shares	Nov. 13, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 121
Expense Example, with Redemption, 3 Years	635
Expense Example, with Redemption, 5 Years	1,175
Expense Example, with Redemption, 10 Years	$ 2,653